SEGMENT REPORTING AND CONCENTRATION OF RISK (Tables)	6 Months Ended
Jun. 30, 2015
Operations of Segments and Reconciliation with Consolidated Results of Operations

The following table sets forth the results of operations of the Company’s segments and reconciliation with the Company’s consolidated results of operations for the six-month periods ended June 30, 2014 and 2015:

	Six-month periods ended June 30,
	2014	2015
Net sales:
Polysilicon segment	20	43,642
Other PV products segment	297,425	175,111
Intersegment elimination	0	(39,640)

Consolidated net sales	297,445	179,113

Revenue with other segment:
Polysilicon segment	0	39,640
Other PV products segment	0	0

Consolidated revenue with other segment	0	39,640

Gross (loss) /profit:
Polysilicon segment	(42,634)	(19,124)
Other PV products segment	11,613	(26,971)
Intersegment elimination	0	2,451

Consolidated gross loss	(31,021)	(43,644)

Interest expense:
Polysilicon segment	74,563	11,582
Other PV products segment	96,324	92,252

Consolidated interest expense	170,887	103,834

Loss before income taxes:
Polysilicon segment	(130,749)	(15,425)
Other PV products segment	(110,360)	(131,382)
Intersegment elimination	0	2,451

Consolidated loss before income taxes	(241,109)	(144,356)

Expenditure for additions to long-lived assets:
Polysilicon segment	45,304	1,389
Other PV products segment	8,849	2,079
Intersegment elimination	0	0

Consolidated expenditure for additions to long-lived assets	54,153	3,468

Segment Assets

The following table sets forth the Company’s segment assets as of December 31, 2014 and June 30, 2015:

	December 31, 2014	June 30, 2015
Investment in associates:
Polysilicon segment	0	0
Other PV products segment	116,705	110,335
Intersegment elimination	0	0

Consolidated investment in associates	116,705	110,335

Total assets:
Polysilicon segment	1,845,487	1,815,732
Other PV products segment	1,435,642	1,267,974
Intersegment elimination	(326,166)	(324,107)

Consolidated total assets	2,954,963	2,759,599